Deposits - Summary of Maturity Schedule for Term Deposits (Parenthetical) (Detail) $ in Millions	Oct. 31, 2023 CAD ($)
Disclosure Of Deposits [line Items]
Foreign term deposits in excess	$ 533,457	[1],[2]
Foreign countries [member] | Bottom of range [member]
Disclosure Of Deposits [line Items]
Foreign term deposits in excess	$ 100,000

[1]	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
[2]	Deposits denominated in U.S. dollars amount to $320,088 (2022 – $326,041), deposits denominated in Chilean pesos amount to $20,200 (2022 – $18,740), deposits denominated in Mexican pesos amount to $38,127 (2022 – $29,269) and deposits denominated in other foreign currencies amount to $116,926 (2022 – $106,817).